Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of accounting, policy
The unaudited interim consolidated financial statements (or consolidated financial statements) have been prepared in conformity with United States generally accepted accounting principles (or GAAP). These consolidated financial statements include the accounts of Teekay Tankers Ltd., its wholly-owned subsidiaries, equity-accounted investments, the Entities under Common Control (as defined in note 4) and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Company). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2017, filed on Form 20-F with the U.S. Securities and Exchange Commission (or the SEC) on April 24, 2018. In the opinion of management, these consolidated financial statements reflect all adjustments, consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

New accounting pronouncements, policy
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Company as of January 1, 2018 and may be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of such date. The Company has elected to apply ASU 2014-09 only to those contracts that are not completed as of January 1, 2018. The Company has adopted ASU 2014-09 as a cumulative-effect adjustment as of the date of adoption. The Company has identified the following differences on adoption of ASU 2014-09:

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The Company previously presented the net allocation for its vessels participating in revenue sharing arrangements (or RSAs) as net pool revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. This had the effect of increasing voyage charter revenues and voyage expenses for the three and six months ended June 30, 2018 by $67.5 million and $128.8 million, respectively. There was no cumulative impact to opening equity as at January 1, 2018.

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The Company previously presented all accrued revenue as a component of accounts receivable. The Company has determined that if the right to such consideration is conditioned upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the effect of increasing other current assets and decreasing accounts receivable by $3.1 million at June 30, 2018.

In February 2016, FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Company has elected to use this new optional transition approach. The Company is currently assessing whether it will adopt ASU 2016-02 during 2018 or on January 1, 2019. To determine the cumulative effect adjustment, the Company will not reassess lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The adoption of ASU 2016-02 will result in a change in accounting method for the lease portion of the daily charter hire for the Company’s chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Company will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Company’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired. The cumulative effect adjustment to the Company's consolidated financial statements from the adoption of ASU 2016-02 will vary depending on the period in which the Company chooses to adopt ASU 2016-02. The Company is expecting to disclose in its consolidated financial statements for the third quarter of 2018 the quantitative impact of adopting ASU 2016-02, once the Company has determined the date on which it will adopt the new standard.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. This update became effective for the Company as of January 1, 2018, with a retrospective approach. The Company has elected to classify distributions received from equity method investees in the statement of cash flows based on the nature of the distribution. The adoption of this update did not have a material impact on the Company.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash, (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Company as of January 1, 2018.  Adoption of ASU 2016-18 resulted in the Company including in its statement of cash flows changes in cash, cash equivalents and restricted cash.

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective January 1, 2019. The Company is currently evaluating the effect of adopting this new guidance.